Note 7 - Leases	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
7.	Leases

Operating leases as lessee

The Company entered into operating lease agreements primarily for offices.

On January 28, 2026, the Company entered into an office lease agreement in Hong Kong for general and administrative purposes. The initial lease term is two years with option to renew. As of June 30, 2026, the Company’s operating leases had a weighted average remaining lease term of 1.59 years. As of the same date, the Company’s operating leases had a weighted average discount rate of 5%.

As of June 30, 2025, the operating leases was mutually terminated in January 2025 and which is early before the maturity date of the right-of-use asset. A loss from early termination loss from continuing operations for the years ended June 30, 2024, 2025 and 2026 was recognized approximately nil, US$273 and nil, respectively. As of June 30, 2024, the Company’s operating leases had a weighted average remaining lease term of 1.17 years. As of the same date, the Company’s operating leases had a weighted average discount rate of 3.50%.

The following tables show right-of-use asset and lease liability, and the associated financial statement line items:

	As of June 30,
	2025	2026
	US$	US$

Asset
Right-of-use asset, net	-	58

Liability
Lease liability, current	-	37
Lease liability, non-current	-	23

The components of lease expenses are as follows:

	For the Year Ended June 30
	2025	2026
	US$	US$

Operating lease expense
Amortization of right-of-use asset	495	14
Interest expense on lease liability	17	2
Total	512	16

Maturities of lease liability were as follows:

	As of June 30,
	2025	2026
	US$	US$
Twelve months ending June 30,
2025	-	-
2026	-	40
2027	-	23
Total lease payments	-	63
Less: imputed interest	-	(3)
Total	-	60